Risk/Return Summary 2055 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (2055 STRATEGY FUND) 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (2055 STRATEGY FUND) 2055 Strategy Fund	Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	none	none	none
Distribution (12b-1) Fees	none	none	0.25%
Other Expenses (Shareholder Services Fees)	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	0.86%	1.11%	1.36%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (2055 STRATEGY FUND) 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	88	113	138
3 Years	274	353	431

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate initial target allocation will be 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

Years until retirement		19	18	17	16	15	14	13	12	11	10	9	8	7
	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provides a greater opportunity for capital appreciation over the long-term and a higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when the Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

         Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

·      Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

·      Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

·      New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

·      Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

·      Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

·      Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

·      Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

·     Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

·      Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk.

·      Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

·      Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

·      Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

·      Non-U.S. and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with international securities may be amplified for emerging markets securities.

·      Currency Risk. Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

·      Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to sell.

·      Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

·      Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.

·      Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.

·      American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

·      Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

·      Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.

·      Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

·      Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

·      Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

·      Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 3, 2010
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Central Index Key	dei_EntityCentralIndexKey	0000351601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 3, 2010
Document Effective Date	dei_DocumentEffectiveDate	Dec 3, 2010
Prospectus Date	rr_ProspectusDate	Dec 3, 2010
2055 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
2055 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
2055 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary 2055 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate initial target allocation will be 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to real asset Underlying Funds. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement		45	44	43	42	41	40	39	38	37	36	35	34	33
	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	11
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	10
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	79

Years until retirement		32	31	30	29	28	27	26	25	24	23	22	21	20
	Real Assets	11	11	11	11	11	11	11	11	11	11	11	11	10.7
	Fixed Income	10	10	10	10	10	10	10	10	10	10	10	10	13
	Equity	79	79	79	79	79	79	79	79	79	79	79	79	76.3

Years until retirement		19	18	17	16	15	14	13	12	11	10	9	8	7
	Real Assets	10.3	9.7	9.1	8.5	8.05	7.6	7.15	6.3	6.75	6.6	6.5	6.4	6.3
	Fixed Income	17	22	26	30	33	36	39	42	45	48	50	52	54
	Equity	72.7	68.3	64.9	61.5	58.95	56.4	53.85	51.1	48.25	45.4	43.5	41.6	39.7

Years until retirement		6	5	4	3	2	1	0	-1	-2	-3	-4	-5
	Real Assets	6.2	6.1	6	5.8	5.6	5.4	5.2	5.2	5.2	5.2	5.2	5.2
	Fixed Income	56	58	60	62	64	66	68	68	68	68	68	68
	Equity	37.8	35.9	34	32.2	30.4	28.6	26.8	26.8	26.8	26.8	26.8	26.8

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and real asset Underlying Funds which RIMCo believes provides a greater opportunity for capital appreciation over the long-term and a higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when the Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and real asset Underlying Funds.

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

         Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

·      Investing in Affiliated Underlying Funds. The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

·      Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.

·      New Fund Risk. The Fund is a new Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

·      Active Security Selection. The securities selected for the portfolio may decline in value and may cause underperformance compared to other funds with similar investment objectives and investment strategies.

·      Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in a concentration of certain types of securities and higher portfolio turnover.

·      Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors.

·      Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

·     Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

·      Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk.

·      Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

·      Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

·      Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

·      Non-U.S. and Emerging Market Securities. Non-U.S. securities have risks relating to political, economic or regulatory conditions in foreign countries. The risks associated with international securities may be amplified for emerging markets securities.

·      Currency Risk. Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

·      Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to sell.

·      Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

·      Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.

·      Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.

·      American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

·      Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

·      Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.

·      Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

·      Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

·      Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

·      Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.